Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Central Index Key	dei_EntityCentralIndexKey	0001426439
IQ Bear Emerging Markets ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	IQ BEAR EMERGING MARKETS ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The IQ Bear Emerging Markets ETF (the “Fund”) seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Most investors will incur customary brokerage commissions when buying or selling Shares of the Fund, which are not reflected in the table set forth below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s Shares. The Fund is newly organized and, as of the date of this Prospectus, has not yet commenced operations.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The Fund has not yet commenced operations and Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratio in the Fund’s “Financial Highlights” section of the Prospectus, which reflects the Fund’s operating expenses and do not include Acquired Fund Fees and Expenses.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed ETF and thus does not seek to replicate the performance of a specific index or the inverse thereof. Instead, the Fund uses an active management strategy to meet its investment objective. Consequently, although the Fund invests in the emerging markets segment of the international equity market (the “Emerging Market”), investors should not expect the Fund’s returns to track the returns of the Emerging Market or the inverse thereof for any period of time.

In addition to the variability of returns inherent to active management, the Fund’s returns over time are likely to differ from the returns of the Emerging Market or the inverse thereof for that period because the Fund’s returns will be compounded over that period. Moreover, the Fund may lose money when the Emerging Market returns are flat over time, and it is possible that the Fund will lose money over time even if the Emerging Market falls. Longer holding periods, higher market volatility and short exposure each may exacerbate the impact of compounding on a fund’s returns. During periods of higher Emerging Market volatility, such volatility may affect the Fund’s returns as much as or more than the returns of the Emerging Market. For further discussion of compounding, see “Description of the Principal Risks of the Funds—Compounding Risk” in the Fund’s statutory prospectus.

The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of short exposure. Shareholders should actively monitor their investments.

Investment Philosophy

For an investor having long exposure to the Emerging Market, adding short exposure to a diversified basket of Emerging Market securities can help protect the investor’s capital during periods when the Emerging Market is moving down, thereby reducing volatility and providing for more consistent portfolio returns. However, when the Emerging Market is rising, a short Emerging Market position can detract from, and potentially completely offset, the investor’s portfolio returns. By using a dynamic allocation process, the Fund seeks to outperform the inverse of the Emerging Market performance in both rising and falling markets. In other words, when the Emerging Market is down in a given period, the Fund seeks to be up more than the inverse of the return of the Emerging Market during the same period and, conversely, when the Emerging Market is up in a given period, the Fund seeks to be down less than the inverse of the return of the Emerging Market during the same period.

Investment Process

The Fund invests primarily in short positions in U.S.-listed exchange-traded funds (“ETFs”) registered pursuant to the Investment Company Act of 1940 (the “1940 Act”) holding primarily Emerging Markets equity securities. As opposed to taking long positions in which an investor seeks to profit from increases in the price of a stock, short selling (or “selling short”) is a technique used by the Fund to try and profit from the falling price of a stock. Short selling involves selling stock that has been borrowed from a third party with the intention of buying identical stock back at a later date to return to that third party. The basic principle of short selling is that selling stock now at a high price, to buy later at a lower price, is profitable. The short seller hopes to profit from a decline in the price of the assets between the sale and the repurchase, as the seller will pay less to buy the assets than it received on selling them.

The Fund’s investment process first breaks down all Emerging Market companies by the country in which they are domiciled. Generally, these “Emerging Market” countries include Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Hungary, India, Indonesia, Malaysia, Mexico, Morocco, Peru, the Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand and Turkey. The Advisor then analyzes each country based on a set of common investment factors. These factors include the following: price momentum (the trend in stock prices for each country); valuation (how expensive stocks in one country are relative to stocks in other countries); and relative earnings (earnings strength and related characteristics of stocks in one country are relative to stocks in other countries). The portfolio managers of the Fund then use the factors to determine the magnitude of the short weighting for each country in the portfolio. Under normal circumstances, all countries will be included in the Fund’s portfolio. The Fund seeks to maintain short exposure of approximately 100% of the net assets of the Fund.

To implement its strategy, the Fund will hold short positions in ETFs providing exposure to the countries chosen by the Advisor (“Underlying ETFs”).

The Fund may also invest in one or more financial instruments, including but not limited to swap agreements and futures contracts (collectively, “Financial Instruments”), with economic characteristics similar to those of the ETFs for which they are substituted. As an example of the use of such Financial Instruments, a Fund may use total return swaps to effect exposure to the Underlying ETFs in which the Fund would otherwise invest and/or futures to effect exposure to the indexes on which such Underlying ETFs are based.

Generally, at least 80% of the Fund’s assets will be invested in equity securities of issuers domiciled in the Emerging Market countries listed above, which exposure will be obtained through ETFs and/or Financial Instruments.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund is subject to the principal risks described below, as well as the risks described the Additional Risks section located in this Prospectus. Some or all of these risks may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. As with any investment, an investment in the Fund could result in a loss or the performance of the Fund could be inferior to that of other investments. An investment in the Fund does not represent a complete investment program. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with all investments, you may lose money in the Fund. A more complete discussion of Principal Risks is included under “Description of the Principal Risks of the Funds.”

Authorized Participant Concentration Risk

Only certain large institutions (an “Authorized Participant”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that those Authorized Participants exit the business or are unable to proceed with creation and/or redemption orders with the Fund and no other Authorized Participant is able to step forward to engage in creation and redemption transactions with the Fund, Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.

Cash Transactions Risk

Unlike most ETFs, the Fund currently intends to effect all creations and redemptions entirely for cash, rather than in-kind securities, thereby potentially subjecting shareholders to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a different ETF.

Compounding Risk

As the Fund utilizes short positions in seeking capital appreciation, the effect of compounding on short positions may be detrimental to or compromise the ability of the Fund to meet its objective.

Currency Risk

Investments directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time.

Custody Risk

The Fund invests in Underlying ETFs, which, in turn, invest in securities markets that are less developed than those in the U.S., which may expose the Fund to risks in the process of clearing and settling trades and the holding of securities by local banks, agents and depositories. The less developed a country’s securities market is, the greater the likelihood of custody problems.

Derivatives Risk

A derivative is a financial contract, the value of which depends on, or is derived from, the value of an underlying asset such as a security or an index. Certain Underlying ETPs may invest in certain types of derivatives contracts, including futures, options and swaps. Derivatives are subject to a number of risks based on the structure of the underlying instrument and the counterparty to the derivatives transaction. These risks include leveraging risk, liquidity risk, interest rate risk, market risk, credit risk, counterparty risk and management risk.

Emerging Markets Risk

The Fund invests in Underlying ETFs, which, in turn, invest in securities in emerging market countries, which may be subject to a greater risk of loss than investments in developed markets. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market.

Equity Securities Risk

The prices of equity securities in which the Fund holds short positions may rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Concentrated Fund investments will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments that it its investments were diversified across different industry sectors.

Exchange-Traded Fund Risk

The Fund will invest in short positions in ETFs. Through its short positions in ETFs, the Fund will be subject to the risks associated with such vehicles’ investments, including the possibility that the value of the securities or instruments held by an ETF could increase.

Foreign Securities Risk

When an ETP invests in foreign markets, it will be subject to risk of loss not typically associated with domestic markets. Loss may result because of less foreign government regulation, less public information and less economic, political and social stability. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions. An ETP will also be subject to the risk of negative foreign currency rate fluctuations. Foreign risks will normally be greater when an ETP invests in emerging markets.

Foreign Securities Valuation Risk

The Fund invests in Underlying ETFs, which, in turn, may from time to time fair value the foreign securities they hold, which may lead to a variance between the prices used to calculate the Fund’s NAV and the prices used by other market participants.

Issuer Risk

From time to time the Fund may have exposure via its short positions to a limited number of issuers. During such times, the Fund is more susceptible to the risk that an issuer’s securities may appreciate in value.

Market Risk

The market price of investments owned by a Fund may go up or down, sometimes rapidly or unpredictably. Investments may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets.

Rising Stock Market Risk

The Fund typically will be approximately “100% short.” Accordingly, in rising stock markets its risk of loss will be greater than in declining stock markets. Over time stock markets have risen more often than they have declined.

Short Sales Risk

Short positions introduce more risk to the Fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited downside potential.

New Fund Risk

The Fund is a new fund. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it could ultimately liquidate.

As with any fund, there is no guarantee that the Fund will achieve its goal.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and therefore does not have a performance history for a full calendar year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
IQ Bear Emerging Markets ETF | IQ Bear Emerging Markets ETF
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend, Interest and Brokerage Expenses on Short Positions	rr_Component1OtherExpensesOverAssets	0.70%
Miscellaneous Other Expenses	rr_Component2OtherExpensesOverAssets	0.05%
Total Other Expenses	rr_OtherExpensesOverAssets	0.75%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%	[2]
1 Year	rr_ExpenseExampleYear01	$ 177
3 Years	rr_ExpenseExampleYear03	$ 548

[1]	The Fund has not yet commenced operations and Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[2]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratio in the Fund's "Financial Highlights" section of the Prospectus, which reflects the Fund's operating expenses and do not include Acquired Fund Fees and Expenses.